ING Investors Trust

ING Goldman Sachs Commodity Strategy Portfolio

ING Marsico Growth Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated February 26, 2010

to the Portfolios’ Adviser Class (“ADV Class”) Prospectus,

Institutional Class (“Class I”) Prospectus, Service Class (“Class S”) Prospectus

and Service 2 Class (“Class S2”) Prospectus

each dated May 1, 2009

ING Goldman Sachs Commodity Strategy Portfolio

Effective January 31, 2010, Sam Finkelstein is added as co-Portfolio Manager to the Portfolio and Jonathan Beinner, James B. Clark and Tom Kenny are removed as Portfolio Managers to the Portfolio.  The Portfolio’s ADV Class, Class I, Class S and Class S2 Prospectuses are amended to reflect the following:

1.                                       All references to Jonathan Beinner, James B. Clark and Tom Kenny are hereby deleted.

2.                                       The following individuals jointly share responsibility for the day-to-day management of ING Goldman Sachs Commodity Strategy Portfolio.  Mr. Lucas and Mr. Johnson have co-managed the Portfolio since its inception and Mr. Finkelstein has co-managed the Portfolio since January 2010.

3.                                       The third, fourth and fifth paragraphs of the section entitled “Management of the Portfolios — Sub-Advisers — ING Goldman Sachs Commodity Strategy Portfolio” found on page 28 and 29 of the ADV Class Prospectus, on page 27 and 28 of the Class I and Class S Prospectus and on page 25 of the Class S2 Prospectus, are hereby deleted and replaced with the following:

Samuel Finkelstein, Managing Director, is the Global Head of Macro Strategies, and a member of the Fixed Income Strategy Group and Cross-Sector Strategy team. Prior to joining the emerging markets debt team in 2000, he worked in the fixed income risk and strategy group where he constructed portfolios and monitored risk exposure. Mr. Finkelstein joined GSAM in 1997.

ING Marsico Growth Portfolio

Effective February 1, 2010, A. Douglas Rao is added as co-Portfolio Manager to the Portfolio.  The Portfolio’s ADV Class, Class I, Class S and Class S2 Prospectuses are hereby revised as follows:

1.                                       The first paragraph of the section entitled “Management of the Portfolios — Sub-Advisers — ING Marsico Growth Portfolio” found on page 114 of the ADV Class Prospectus, on page 116 of the Class I Prospectus, on page 115 of the Class S Prospectus, and on page 108 of the Class S2 Prospectus is hereby deleted in its entirety and replaced with the following:

The following individuals jointly share responsibility for the day-to-day management of ING Marsico Growth Portfolio.  Mr. Thomas F. Marsico has co-managed the Portfolio since January 2003 and Mr. Rao has co-managed the Portfolio since February 2010.

2.                   The following paragraph is added as the third paragraph to the section entitled “Management of the Portfolios — Sub-Advisers — ING Marsico Growth Portfolio” found on page 114 of the ADV Class Prospectus, on page 116 of the Class I Prospectus, on page 115 of the Class S Prospectus, and on page 108 of the Class S2 Prospectus:

Mr. Rao is a senior analyst and portfolio manager of Marsico.  Mr. Rao has been Associated with Marsico or its predecessors as an investment professional since 2005 and has 10 years of experience as a securities analyst.  Prior to joining Marsico, Mr. Rao spent more than four years at Trust Company of the West where he was a Senior Vice President and Financial Services Analyst for U.S. equities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Investors Trust

ING Goldman Sachs Commodity Strategy Portfolio

ING Marsico Growth Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated February 26, 2010

to the Portfolios’ Adviser Class (“ADV Class”) Prospectus,

Institutional Class (“Class I”) Prospectus, Service Class (“Class S”) Prospectus

and Service 2 Class (“Class S2”) Statement of Additional Information (“SAI”)

dated May 1, 2009

ING Goldman Sachs Commodity Strategy Portfolio

Effective January 31, 2010, Sam Finkelstein replaced Jonathan Beinner, James B. Clark and Tom Kenny as portfolio manager to the Portfolio.  The Portfolio’s SAI is amended to reflect the following:

1.                                      All references to Jonathan Beinner, James B. Clark and Tom Kenny are hereby deleted.

2.                                      The following information is added to the table under the section entitled “Other Information About Portfolio Managers - ING Goldman Sachs Commodity Strategy Portfolio — Other Managed Accounts” found on page 171 of the Portfolio’s SAI:

Other Managed Accounts

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Sam Finkelstein(5)	6	(6)	$567,828,046	40	(7)	$12,273,112,256	141	(8)	$77,925,002,168

(5) As of October 31, 2009.

(6) 1 of these accounts with total assets of $36,900,000 has a performance-based fee.

(7) 6 of these accounts with total assets of $3,800,000,000 have a performance-based fee.

(8) 1 of these accounts with total assets of $107,164,607 has a performance-based fee.

3.                                      The following information is added to the table under the section entitled “Other Information About Portfolio Managers - ING Goldman Sachs Portfolio — Portfolio Manager Ownership of Securities” found on page 172 of the Portfolio’s SAI:

Dollar Range of Portfolio Manager	Portfolio Shares Owned

Sam Finkelstein(1)	None

(1) As of October 31, 2009

ING Marsico Portfolio

Effective February 1, 2010, A. Douglas Rao is added as co-Portfolio Manager to the Portfolio.  The Portfolio’s SAI is hereby revised as follows:

1.                                      The following information is added to the table under the section entitled “Other Information About Portfolio Managers - ING Marsico Growth Portfolio — Other Managed Accounts” found on page 189 of the Portfolio’s SAI:

Other Managed Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
A. Douglas Rao(1)	0	$0	0	$0	1	$37.0

(1) As of December 31, 2009

3.                                      The following information is added to the table under the section entitled “Other Information About Portfolio Managers - ING Marsico Growth Portfolio — Portfolio Manager Ownership of Securities” found on page 191 of the Portfolio’s SAI:

Dollar Range of Portfolio Manager	Portfolio Shares Owned

A. Douglas Rao(1)	None

(1) As of December 31, 2009

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE